SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	56-0905940
Plan number	003
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Loans to participants	$ 36,933,468
Total assets	1,600,190,962
FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	69,433,338
Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	1,596,107
Common collective trust funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 1,477,343,499
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates for participants loans	4.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates for participants loans	9.50%
Investment, Identifier [Axis]: EARNEST, SMID Cap Core Class I Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 18,452,903
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:EarnestMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	1,051,447
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GMO, Quality R6 Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 150,128,383
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:GmoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	12,473,486
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Harding Loevner, International Equity Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 20,764,461
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:HardingLoevnerMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	1,628,585
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Loomis Sayles, Core Plus Fixed Income Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 15,431,782
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:LoomisSaylesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	846,041
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, Global All Cap Equity ex US ID Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 6,596,685
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	355,291
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, S&P 500 Index Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 84,228,565
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	2,761,411
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, SMMID Cap Index Class II Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 6,614,629
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	318,685
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, US Bond Index Fund, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 6,307,773
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	546,601
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc, Government Money I, MUTUAL FUNDS
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 1,596,107
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	1,596,107
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2005, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 3,177,238
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	201,346
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2010, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 4,690,958
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	290,282
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2015, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 12,567,771
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	762,145
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2020, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 46,176,149
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	2,737,175
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2025, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 113,521,310
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	6,479,527
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2030, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 185,200,542
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	10,032,532
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2035, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 177,346,219
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	9,057,519
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2040, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 168,283,839
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	8,185,012
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2045, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 150,955,908
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	7,087,132
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2050, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 99,703,487
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	4,646,015
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2055, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 103,550,579
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	4,814,067
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2060, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 60,403,322
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	2,667,991
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Retirement Blend 2065, COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 43,240,996
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common collective trust funds
Number of Shares | shares	2,365,481
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc., Stable Value Fund, FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT VALUE
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 69,433,338
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:T.RowePriceAssociatesInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT
Number of Shares | shares	69,433,338
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Kroger Co., Kroger Shares, COMMON STOCK
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 14,884,550
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	kr:KrogerCo.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Kroger shares
Number of Shares | shares	238,229
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember